LIABILITY FOR EMPLOYEE SEVERANCE PAY, NET	12 Months Ended
Dec. 31, 2012
LIABILITY FOR EMPLOYEE SEVERANCE PAY, NET [Abstract]
LIABILITY FOR EMPLOYEE SEVERANCE PAY, NET
NOTE 6 - LIABILITY FOR EMPLOYEE SEVERANCE PAY, NET

Israeli law and labor agreements determine the obligations of the Company to make severance payments to dismissed employees and to employees leaving employment under certain other circumstances. The obligation for severance pay benefits, as determined by Israeli law, is based upon length of service and the employee's most recent salary. The liability is partially covered through insurance policies purchased by the Company and deposits in a severance fund. Severance-pay expenses amounted to $73, $42 and $844 for year 2012, 2011 and 2010, respectively.